Share-based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation
Note 12. Share-based Compensation
Certain employees of the Company have historically participated in the share-based compensation plans of Sphere Entertainment (“Sphere Entertainment Employee Stock Plans”). Only the expenses for the awards provided to the Company’s direct employees, net of expenses related to the Company’s corporate employees who participate in the plans that were charged to Sphere Entertainment, are recorded in the condensed combined financial statements. See Note 16. Share Based Compensation, included in the Company’s Audited Combined Annual Financial Statements for more information on these plans.
Share-based compensation expense was recognized in the condensed combined statements of operations as a component of direct operating expenses or selling, general and administrative expenses. The share-based compensation expense recorded by the Company, in the periods presented, includes the expenses associated with the employees attributable to the Company, net of contributory credits from the Company to Sphere Entertainment for the Company’s corporate employees. The following table summarizes the Company’s share-based compensation expense:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Share-based compensation (a)	$8,014	$10,401	$24,273	$31,480
Intrinsic value of awards vested	$—	$—	$2,867	$2,422

(a)
The balances shown includes $
0
and $
2,293
which was reclassified to Restructuring charges in the condensed consolidated statements of operations for the three and nine months ended March 31, 2023, respectively, and $
1,612
for the three and nine months ended March 31, 2022, as detailed in Note 5. Restructuring Charges.

As of March 31, 2023, there was $6,401 of unrecognized compensation cost related to unvested RSUs and PSUs held by the Company’s direct employees. The cost is expected to be recognized over a weighted-average period of approximately 1.65 years.

Award Activity
RSUs
During the nine months ended March 31, 2023 and 2022, 66 and 59 RSUs were granted, respectively, and 40 and 22 RSUs vested, respectively.
PSUs
During the nine months ended March 31, 2023 and 2022, 60 and 55 PSUs were granted, respectively, and 11 and 8 PSUs vested, respectively.

MSGE SPINCO, INC [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation
Note 16. Share-based Compensation
Certain employees of the Company have historically participated in the share-based compensation plans of MSG Entertainment (“MSG Entertainment Employee Stock Plans”). The plans provide for discretionary grants of incentive stock options and non-qualified
stock options, restricted shares, restricted stock units, performance stock units, stock appreciation rights and other share-based awards. All awards granted under the plans will settle in shares of MSG Entertainment’s Class A Common Stock, or, at the option of the Compensation Committee of the MSG Entertainment Board of Directors, in cash. Only the expenses for the awards provided to the Company’s direct employees, net of expenses related to the Company’s corporate employees who participate in the plans that were charged to MSG Entertainment, are recorded in the combined financial statements.
Share-based Compensation Expense
Share-based compensation expense is generally recognized straight-line over the vesting term of the award, which typically provides for three-year cliff or graded vesting subject to continued employment. For awards that are graded vesting and subject to performance conditions, in addition to continued employment, the Company uses the graded-vesting method to recognize share-based compensation expense.

Share-based compensation expense was recognized in the combined statements of operations as a component of direct operating expenses or selling, general and administrative expenses. Share-based compensation expense was $39,357,
$40,663
and $26,110 for Fiscal Years 2022, 2021 and 2020, respectively. The share-based compensation expense recorded by the Company, in the periods presented, includes the expenses associated with the employees attributable to the Company, net of contributory credits from the Company to MSG Entertainment for the Company’s corporate employees. The total share-based compensation expense for Fiscal Year 2022 includes $1,612 which was reclassified to Restructuring charges in the combined statements of operations, as detailed in Note 5, Restructuring Charges.
Restricted Stock Units Award Activity
The following table summarizes activity related to MSG Entertainment’s restricted stock units (“RSUs”) held by the Company’s direct employees for Fiscal Year 2022:

	Number of		Weighted-Average Fair Value Per Share At Date of Grant
	Nonperformance Based Vesting RSUs	Performance Stock Units
Unvested award balance as of June 30, 2021	67	81	$74.42
Granted	62	56	$79.14
Vested	(22)	(8)	$77.25
Forfeited	(6)	(9)	$75.81

Unvested award balance as of June 30, 2022	101	120	$76.46

As of June 30, 2022, there was $9,854 of unrecognized compensation cost related to unvested RSUs and performance stock units (“PSUs”) held by the Company’s direct employees. The cost is expected to be recognized over a weighted-average period of approximately 1.6 years.
The following table summarizes additional information about restricted stock units:

	For the Fiscal Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020
Weighted average grant date fair value per share of awards granted	$79.14	$72.81	$74.50
Intrinsic value of awards vested	$2,424	$1,396	$101
Stock Options Award Activity
Compensation expense for MSG Entertainment stock options held by the Company’s employees is determined based on the grant date fair value of the award calculated using the Black-Scholes options-pricing model. Stock options generally vest over a three years’ service period and expire 7.5 to 10 years from the date of grant. None of the Company’s direct employees held any stock options during the periods presented. As such, the only cost related to stock options in the combined financial statements relates to allocated costs discussed above for corporate employees.

Treatment After the 2020 Entertainment Distribution of Share-based Payment Awards Initially Granted Under MSG Sports Equity Award Programs
In connection with the 2020 Entertainment Distribution, each holder of an MSG Sports employee restricted stock unit received one MSG Entertainment RSU in respect of every one MSG Sports RSU owned on the record date and continues to be entitled to a share of MSG Sports Class A common stock (or cash or other property) for each MSG Sports RSU in accordance with the MSG Sports award agreement. Additionally, each holder of an MSG Sports employee PSU received one Company PSU (at target performance) in respect of every one MSG Sports PSU (at target performance) owned on the Record Date and continues to be entitled to a share of MSG Sports Class A common stock (or cash or other property) for each MSG Sports PSU in accordance with the MSG Sports award agreement.
Further, in connection with the 2020 Entertainment Distribution, each holder of an MSG Sports director RSU received one share of our Class A Common Stock in respect of every one MSG Sports RSU owned on the Record Date and continues to be entitled to a share of MSG Sports Class A common stock (or cash or other property) in accordance with the MSG Sports award agreement.